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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-7986

                          The Alger Institutional Funds


              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
             (Address of principal executive offices)      (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: January 31, 2005

ITEM 1.  Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005

              SHARES              COMMON STOCKS--99.0%                                                  VALUE
              ------                                                                                    -----
                                  BEVERAGES--2.0%
              22,100              Coca-Cola Company                                                  $  916,929
              17,200              PepsiCo, Inc.                                                         923,640
                                                                                                     ----------
                                                                                                      1,840,569
                                                                                                     ----------


                                  BIOTECHNOLOGY--4.4%
               9,800              Biogen Idec Inc.*                                                     636,608
              13,000              Genzyme Corporation General Division*                                 756,730
              35,600              Gilead Sciences, Inc. *                                             1,178,360
               7,950              ImClone Systems Incorporated*                                         333,503
              18,100              OSI Pharmaceuticals, Inc.*                                          1,178,310
                                                                                                     ----------
                                                                                                      4,083,511
                                                                                                     ----------


                                  CAPITAL MARKETS--2.3%
               7,550              Affiliated Managers Group, Inc.*                                      478,746
              15,800              Merrill Lynch & Co., Inc.                                             949,106
              11,800              T. Rowe Price Group Inc.                                              706,230
                                                                                                     ----------
                                                                                                      2,134,082
                                                                                                     ----------


                                  CHEMICALS--1.5%
              28,300              Dow Chemical Company (The)                                          1,406,510
                                                                                                     ----------


                                  COMMERCIAL BANKS--.7%
              11,450              Wells Fargo & Company                                                 701,885
                                                                                                     ----------


                                  COMMUNICATION EQUIPMENT--3.8%
              53,500              Avaya Inc.*                                                           767,725
              51,100              Cisco Systems, Inc.*                                                  921,844
              58,600              Nokia Oyj ADR#                                                        895,408
              13,000              Research In Motion Limited*                                           926,770
                                                                                                     ----------
                                                                                                      3,511,747
                                                                                                     ----------


                                  COMPUTERS & PERIPHERALS--2.4%
              23,000              Apple Computer, Inc.*                                               1,768,700
              34,200              EMC Corporation*                                                      448,020
                                                                                                     ----------
                                                                                                      2,216,720
                                                                                                     ----------


                                  CONSUMER PRODUCTS--.5%
              14,700              Eastman Kodak Company                                                 486,423
                                                                                                     ----------


                                  DIVERSIFIED FINANCIAL SERVICES--3.5%
              20,500              Lehman Brothers Holdings Inc.                                       1,869,395
              51,800              MBNA Corporation                                                    1,376,844
                                                                                                     ----------
                                                                                                      3,246,239
                                                                                                     ----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  ELECTRONIC EQUIPMENT & INSTRUMENTS--.9%
              47,400              Symbol Technologies, Inc.                                             867,420
                                                                                                     ----------


                                  ENERGY EQUIPMENT & SERVICES--7.0%
              29,500              BJ Services Company                                                 1,417,475
              46,500              National-Oilwell, Inc.*                                             1,714,920
              21,900              Schlumberger Limited                                                1,490,076
              43,200              Transocean Inc.*                                                    1,900,800
                                                                                                     ----------
                                                                                                      6,523,271
                                                                                                     ----------


                                  FOOD & STAPLES RETAILING--2.6%
              26,500              CVS Corporation                                                     1,228,275
              22,650              Wal-Mart Stores, Inc.                                               1,186,860
                                                                                                     ----------
                                                                                                      2,415,135
                                                                                                     ----------


                                  FREIGHT & LOGISTICS--1.3%
              12,250              FedEx Corp.                                                         1,171,712
                                                                                                     ----------


                                  HEALTH CARE--2.0%
              15,500              WellPoint Inc. *                                                    1,883,250
                                                                                                     ----------


                                  HEALTH CARE PROVIDERS & SERVICES--3.2%
              20,800              Caremark Rx, Inc.*                                                    813,280
              13,700              CIGNA Corporation                                                   1,099,425
              15,200              Humana Inc.*                                                          520,904
               9,800              PacifiCare Health Systems, Inc.*                                      602,994
                                                                                                     ----------
                                                                                                      3,036,603
                                                                                                     ----------


                                  HOTELS, RESTAURANTS & LEISURE--5.4%
               8,200              Carnival Corporation                                                  472,320
              10,700              Harrah's Entertainment, Inc.                                          676,668
              83,400              Hilton Hotels Corporation                                           1,855,650
              11,700              MGM MIRAGE*                                                           840,177
              21,000              Starwood Hotels & Resorts Worldwide, Inc.                           1,215,690
                                                                                                     ----------
                                                                                                      5,060,505
                                                                                                     ----------


                                  HOUSEHOLD PRODUCTS--1.0%
              17,100              Procter & Gamble Company                                              910,233
                                                                                                     ----------


                                  INDUSTRIAL CONGLOMERATES--5.3%
              21,200              3M Co.                                                              1,788,432
              28,650              General Electric Company                                            1,035,125
              59,900              Tyco International Ltd.                                             2,164,786
                                                                                                     ----------
                                                                                                      4,988,343
                                                                                                     ----------


                                  INFORMATION TECHNOLOGY SERVICES--.9%
              19,550              Automatic Data Processing, Inc.                                       850,033
                                                                                                     ----------


                                  INSURANCE--2.4%
              20,000              ACE Limited                                                           868,000
              20,600              American International Group, Inc.                                  1,365,574
                                                                                                     ----------
                                                                                                      2,233,574
                                                                                                     ----------


                                  INTERNET & CATALOG RETAIL--2.5%
              17,200              eBay Inc.*                                                          1,401,800
              83,600              Netflix  Inc.*                                                        961,400
                                                                                                     ----------
                                                                                                      2,363,200
                                                                                                     ----------


                                  INTERNET SOFTWARE & SERVICES--3.6%
              10,000              Google Inc. Cl. A*                                                  1,956,300
              38,900              Yahoo! Inc. *                                                       1,369,669
                                                                                                     ----------
                                                                                                      3,325,969
                                                                                                     ----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  MACHINERY--1.9%
              15,200              Caterpillar Inc.                                                    1,354,320
               8,200              Danaher Corporation                                                   450,016
                                                                                                     ----------
                                                                                                      1,804,336
                                                                                                     ----------


                                  MEDIA--8.4%
              51,800              Disney (Walt) Company                                               1,483,034
              81,700              News Corporation Cl. A                                              1,388,900
              63,200              Time Warner Inc.*                                                   1,137,600
               8,500              Univision Communications Inc. Cl. A*                                  232,135
              35,300              Viacom Inc. Cl. B                                                   1,318,102
              71,550              XM Satellite Radio Holdings Inc. Cl. A*                             2,283,161
                                                                                                     ----------
                                                                                                      7,842,932
                                                                                                     ----------


                                  METALS & MINING--1.5%
              16,800              Peabody Energy Corporation                                          1,423,800
                                                                                                     ----------


                                  MULTILINE RETAIL--3.5%
              11,500              Federated Department Stores, Inc.                                     653,200
              19,900              Kohl's Corporation*                                                   935,499
              33,300              Target Corporation                                                  1,690,641
                                                                                                     ----------
                                                                                                      3,279,340
                                                                                                     ----------


                                  OIL & GAS--2.8%
              23,200              BP PLC Sponsored ADR#                                               1,383,184
               9,800              EOG Resources, Inc.                                                   727,650
              27,100              Sasol ADR#                                                            552,569
                                                                                                     ----------
                                                                                                      2,663,403
                                                                                                     ----------


                                  PERSONAL PRODUCTS--2.7%
              50,700              Gillette Company                                                    2,571,504
                                                                                                     ----------


                                  PHARMACEUTICALS--5.7%
              20,000              Abbott Laboratories                                                   900,400
              25,300              Johnson & Johnson                                                   1,636,910
              48,900              Sanofi-Aventis ADR#                                                 1,820,058
              17,700              Sepracor Inc.*                                                      1,012,086
                                                                                                     ----------
                                                                                                      5,369,454
                                                                                                     ----------


                                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.9%
              20,100              Analog Devices, Inc.                                                  721,389
              37,300              Freescale Semiconductor Inc. Cl. A*                                   637,830
              62,050              Intel Corporation                                                   1,393,023
              24,550              Linear Technology Corporation                                         926,517
                                                                                                     ----------
                                                                                                      3,678,759
                                                                                                     ----------


                                  SOFTWARE--6.5%
              36,100              Intuit Inc.*                                                        1,407,900
             104,700              Microsoft Corporation                                               2,751,516
              71,400              Oracle Corporation*                                                   983,178
              39,900              Symantec Corporation*                                                 931,665
                                                                                                     ----------
                                                                                                      6,074,259
                                                                                                     ----------


                                  SPECIALTY RETAIL--2.0%
              17,000              Bed Bath & Beyond Inc.*                                               684,930
              20,650              Lowe's Companies,  Inc.                                             1,176,844
                                                                                                     ----------
                                                                                                      1,861,774
                                                                                                     ----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  WIRELESS TELECOMMUNICATION SERVICES--.9%
              35,100              Sprint Corporation                                                    836,432
                                                                                                     ----------


                                  Total Common Stocks (Cost $88,161,847)                             92,662,927
                                                                                                     ----------


           Principal
             AMOUNT               SHORT-TERM INVESTMENTS --1.6%
           ---------              U.S. AGENCY OBLIGATIONS
          $1,500,000            Federal Home Loan Banks   1.80%, 2/1/05
                                (Cost $1,500,000)                                                     1,500,000
                                                                                                     ----------


Total Investments
     (Cost $89,661,847)(a)                                                      100.6%               94,162,927
Liabilities in Excess of Other Assets                                            (0.6)                 (591,206)
                                                                                ------              -----------
Net Assets                                                                      100.0%              $93,571,721
                                                                                ======              ===========

*    Non-income producing securities
#    American Depositary Receipts
(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $89,661,847, amounted to $4,501,080 which consisted of aggregate gross unrealized appreciation of $6,987,641 and aggregate gross unrealized depreciation of $2,486,561.

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005

              SHARES              Common Stocks-94.7%                                                      VALUE
              ------                                                                                       -----
                                  AEROSPACE & DEFENSE-3.0%
              62,900              BE Aerospace, Inc.*                                                $   678,691
              22,200              Esterline Technologies Corporation*                                    666,222
              28,700              SI International Inc.*                                                 734,720
                                                                                                     -----------
                                                                                                       2,079,633
                                                                                                     -----------


                                  AIRLINES-.8%
              64,900              AirTran Holdings, Inc.*                                                554,246
                                                                                                     -----------


                                  BIOTECHNOLOGY-4.8%
              59,300              Encysive Pharmaceuticals Inc.*                                         557,420
              50,400              Incyte Corporation*                                                    451,584
              22,900              Rigel Pharmaceuticals, Inc.*                                           439,451
              27,600              Serologicals Corporation*                                              652,464
              29,200              Theravance, Inc.*                                                      526,447
              46,100              Vicuron Pharmaceuticals Inc.*                                          698,415
                                                                                                     -----------
                                                                                                       3,325,781
                                                                                                     -----------


                                  BUSINESS SERVICES-1.1%
              10,300              MicroStrategy Incorporated*                                            748,810
                                                                                                     -----------


                                  CAPITAL MARKETS-3.5%
              13,500              Affiliated Managers Group, Inc.*                                       856,035
              26,000              National Financial Partners Corporation                              1,015,820
              14,050              Piper Jaffray Companies, Inc.*                                         556,099
                                                                                                     -----------
                                                                                                       2,427,954
                                                                                                     -----------


                                  CHEMICALS-1.2%
              23,200              Lubrizol Corporation                                                   835,896
                                                                                                     -----------


                                  COMMERCIAL BANKS-2.8%
              26,500              Boston Private Financial Holdings, Inc.                                737,760
              23,300              East West Bancorp, Inc.                                                907,302
              15,100              Southwest Bancorporation of Texas, Inc.                                298,527
                                                                                                     -----------
                                                                                                       1,943,589
                                                                                                     -----------


                                  COMMERCIAL SERVICES & SUPPLIES-3.1%
              14,750              CoStar Group Inc.*                                                     633,513
              35,200              FTI  Consulting, Inc.*                                                 682,880
              40,900              Gevity HR, Inc.                                                        842,540
                                                                                                     -----------
                                                                                                       2,158,933
                                                                                                     -----------


                                  COMMUNICATION EQUIPMENT-3.0%
              91,200              Arris Group Inc.*                                                      564,528
              51,800              NETGEAR, Inc.*                                                         779,072
              93,100              Powerwave Technologies, Inc.*                                          732,697
                                                                                                     -----------
                                                                                                       2,076,297
                                                                                                     -----------


                                  COMPUTER SERVICES-.9%
              29,100              Open Solutions Inc.*                                                   634,962
                                                                                                     -----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  COMPUTERS & PERIPHERALS-3.8%
              54,100              Advanced Digital Information Corporation*                              565,886
              13,150              Avid Technology, Inc.*                                                 829,108
             148,100              Maxtor Corporation*                                                    700,513
              47,900              Silicon Image, Inc.*                                                   570,489
                                                                                                     -----------
                                                                                                       2,665,996
                                                                                                     -----------


                                  ELECTRIC AND ELECTRONIC EQUIPMENT-.9%
              11,000              Roper Industries, Inc.                                                 638,660
                                                                                                     -----------


                                  ENERGY-1.4%
              26,200              Arch Coal, Inc.                                                        957,610
                                                                                                     -----------


                                  ENERGY EQUIPMENT & SERVICES-2.3%
              26,900              Core Laboratories N.V.*                                                580,771
              24,800              Lone Star Technologies, Inc.*                                        1,011,592
                                                                                                     -----------
                                                                                                       1,592,363
                                                                                                     -----------


                                  FINANCIAL INFORMATION SERVICES-.3%
               8,900              GFI Group Inc.*                                                        233,536
                                                                                                     -----------


                                  FINANCIAL SERVICES-1.8%
              24,600              Advance America Cash Advance Centers Inc. *                            548,580
              27,200              Calamos Asset Management, Inc.*                                        687,072
                                                                                                     -----------
                                                                                                       1,235,652
                                                                                                     -----------


                                  FOOD PRODUCTS-.5%
               7,100              Ralcorp Holdings, Inc.*                                                312,400
                                                                                                     -----------


                                  HEALTH CARE EQUIPMENT & SUPPLIES-3.5%
              31,500              Immucor, Inc.*                                                         964,215
               9,400              INAMED Corporation*                                                    650,480
              20,200              Intuitive Surgical, Inc.*                                              805,980
                                                                                                     -----------
                                                                                                       2,420,675
                                                                                                     -----------


                                  HEALTH CARE PROVIDERS & SERVICES-8.1%
              26,050              Psychiatric Solutions, Inc.*                                           922,170
              16,200              Sierra Health Services, Inc*                                           889,866
              24,900              Sunrise Senior  Living Inc.*                                         1,141,167
              41,000              Symbion, Inc.*                                                         822,870
              42,300              VCA Antech, Inc.*                                                      784,665
              28,700              WellCare Health Plans Inc.*                                          1,010,240
                                                                                                     -----------
                                                                                                       5,570,978
                                                                                                     -----------


                                  HOTELS, RESTAURANTS & LEISURE-3.1%
              35,242              Applebee's International, Inc.                                         981,842
              18,200              Aztar Corporation*                                                     586,586
              12,750              Red Robin Gourmet Burgers Inc.*                                        602,438
                                                                                                     -----------
                                                                                                       2,170,866
                                                                                                     -----------


                                  INFORMATION TECHNOLOGY SERVICES-2.3%
              13,550              Global Payments Inc.                                                   776,280
              30,450              Kanbay International Inc.*                                             820,627
                                                                                                     -----------
                                                                                                       1,596,907
                                                                                                     -----------


                                  INSURANCE-1.0%
              23,100              Platinum Underwriters Holdings, Inc.                                   682,143
                                                                                                     -----------


                                  INTERNET & CATALOG RETAIL-1.0%
              49,500              J. Jill Group Inc.*                                                    715,770
                                                                                                     -----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  INTERNET SOFTWARE & SERVICES-4.6%
             100,400              aQuantive, Inc.*                                                       930,708
              22,500              Arbinet Holdings, Inc. *                                               549,000
              16,900              Netease.com Inc. ADR*#                                                 712,335
              39,300              Openwave Systems, Inc.*                                                535,266
              33,800              ValueClick, Inc.*                                                      447,174
                                                                                                     -----------
                                                                                                       3,174,483
                                                                                                     -----------


                                  LEISURE EQUIPMENT & PRODUCTS-1.3%
              35,050              LIFE TIME FITNESS, Inc.*                                               916,558
                                                                                                     -----------


                                  MACHINERY-3.8%
              17,900              Actuant Corporation Cl. A*                                             935,275
              30,450              Joy Global Inc.                                                        850,469
              18,750              Terex Corporation*                                                     807,187
                                                                                                     -----------
                                                                                                       2,592,931
                                                                                                     -----------


                                  MEDIA-4.5%
              90,300              Harris Interactive Inc.*                                               673,638
              14,240              Media General, Inc. Cl. A                                              910,933
              81,300              Spanish Broadcasting System, Inc. Cl. A *                              835,357
              55,200              World Wrestling Entertainment, Inc.                                    695,520
                                                                                                     -----------
                                                                                                       3,115,448
                                                                                                     -----------


                                  MEDICAL DEVICES-.7%
              11,100              Advanced Medical Optics, Inc.*                                         473,859
                                                                                                     -----------


                                  METALS & MINING-.8%
               8,300              Cleveland-Cliffs Inc.                                                  543,484
                                                                                                     -----------


                                  OIL & GAS-4.5%
             135,300              Grey Wolf, Inc.*                                                       717,090
              41,300              Range Resources Corporation                                            916,447
              45,964              Todco Cl. A*                                                           943,181
              16,100              Whiting Petroleum Corporation*                                         562,212
                                                                                                     -----------
                                                                                                       3,138,930
                                                                                                     -----------


                                  PHARMACEUTICALS-1.9%
              51,500              Impax Laboratories, Inc.*                                              882,968
              12,000              Pharmion Corp.*                                                        435,120
                                                                                                     -----------
                                                                                                       1,318,088
                                                                                                     -----------


                                  ROAD & RAIL-1.2%
              24,400              Landstar Systems, Inc.*                                                848,631
                                                                                                     -----------


                                  SEMICONDUCTOR CAPITAL EQUIPMENT-1.5%
              15,200              FormFactor Inc.*                                                       346,104
              67,700              SiRF Technology Holdings, Inc.*                                        714,235
                                                                                                     -----------
                                                                                                       1,060,339
                                                                                                     -----------

                                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.5%
              43,100              AMIS Holdings, Inc.*                                                   463,756
              33,800              Brooks Automation, Inc.*                                               516,802
              38,700              Semtech Corporation*                                                   711,306
              18,000              Sigmatel Incorporated*                                                 709,380
                                                                                                     -----------
                                                                                                       2,401,244
                                                                                                     -----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  SOFTWARE-4.2%
              16,800              Cerner Corporation*                                                    835,800
              16,687              Fair Isaac Corporation                                                 576,536
              18,900              Hyperion Solutions Corporation*                                        907,956
              40,100              Quest Software, Inc. *                                                 569,420
                                                                                                     -----------
                                                                                                       2,889,712
                                                                                                     -----------


                                  SPECIALTY RETAIL-3.8%
              14,400              Guitar Center, Inc.*                                                   824,400
              34,600              Pacific Sunwear of California, Inc.*                                   847,354
              24,900              PETCO Animal Supplies, Inc.*                                           945,453
                                                                                                     -----------
                                                                                                       2,617,207
                                                                                                     -----------


                                  THRIFTS & MORTGAGE FINANCE-1.3%
              73,283              Bank Mutual  Corporation                                               885,258
                                                                                                     -----------


                                  TRADING COMPANIES & DISTRIBUTORS-1.0%
              18,900              MSC Industrial Direct Co., Cl. A                                       654,317
                                                                                                     -----------


                                  WIRELESS TELECOMMUNICATION SERVICES-1.9%
              20,800              InPhonic, Inc.*                                                        523,120
             108,700              UbiquiTel Inc. *                                                       759,813
                                                                                                     -----------
                                                                                                       1,282,933
                                                                                                     -----------


                                  Total Common Stocks (Cost $58,555,874)                              65,493,079
                                                                                                     -----------
           Principal
             AMOUNT
           ---------
                                  Short-Term Investments-6.2%
                                  U.S. AGENCY OBLIGATIONS
          $4,300,000              Federal Home Loan Banks, 1.80%, 2/1/05
                                  (Cost $4,300,000)                                                    4,300,000
                                                                                                     -----------


Total Investments
     (Cost $62,855,874)(a)                                                      100.9%               69,793,079
Liabilities in Excess of Other Assets                                             (.9)                 (655,977)
                                                                               ------               -----------
Net Assets                                                                      100.0%              $69,137,102
                                                                               ======               ===========

*    Non-income producing securities
#    American Depositary Receipts
a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $62,855,874, amounted to $6,937,205 which consisted of aggregate gross unrealized appreciation of $9,005,131 and aggregate gross unrealized depreciation of $2,067,926.

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005


              SHARES              Common Stocks-94.6%                                                   VALUE
              ------                                                                                    -----

                                  AEROSPACE & DEFENSE-2.1%
              283,975             L-3 Communications Holdings, Inc.                                  $20,278,655
                                                                                                     -----------

                                  BIOTECHNOLOGY-3.0%
              205,150             Genzyme Corporation General Division*                               11,941,782
              194,350             ImClone Systems Incorporated*                                        8,152,983
              137,250             OSI Pharmaceuticals, Inc.*                                           8,934,975
                                                                                                     -----------
                                                                                                      29,029,740
                                                                                                     -----------


                                  BUILDING & CONSTRUCTION-2.1%
              255,550             Toll Brothers, Inc.*                                                19,950,789
                                                                                                     -----------


                                  CAPITAL MARKETS-3.6%
              149,293             Affiliated Managers Group, Inc.*                                     9,466,669
              206,450             Investors Financial Services Corp.                                  10,407,145
              197,050             Legg Mason, Inc.                                                    15,218,172
                                                                                                     -----------
                                                                                                      35,091,986
                                                                                                     -----------

                                  CHEMICALS-1.9%
              613,367             Lyondell  Chemical Company                                          18,045,257
                                                                                                     -----------


                                  COMMERCIAL BANKS-1.3%
              332,400             East West Bancorp, Inc.                                             12,943,656
                                                                                                     -----------


                                  COMMERCIAL SERVICES & SUPPLIES-1.6%
               80,300             First Marblehead Corporation (The)*                                  5,165,699
            1,536,300             Service Corporation International*                                  10,600,470
                                                                                                     -----------
                                                                                                      15,766,169
                                                                                                     -----------


                                  COMMUNICATION EQUIPMENT-2.9%
            1,165,300             Arris Group Inc.*                                                    7,213,207
              595,000             Avaya Inc.*                                                          8,538,250
            1,950,700             Brocade Communications Systems, Inc.*                               12,094,340
                                                                                                     -----------
                                                                                                      27,845,797
                                                                                                     -----------


                                  COMMUNICATION TECHNOLOGY-.8%
              404,100             Nextel Partners, Inc. Cl. A*                                         8,037,549
                                                                                                     -----------


                                  COMPUTER SERVICES-.9%
              681,300             Akamai Technologies Inc.*                                            8,925,030
                                                                                                     -----------


                                  COMPUTERS & PERIPHERALS-5.1%
              318,700             Apple Computer, Inc.*                                               24,508,030
              598,700             Creative Technology Limited                                          8,214,164
            1,569,700             Maxtor Corporation*                                                  7,424,681
              360,550             PalmOne, Inc.*                                                       9,329,231
                                                                                                     -----------
                                                                                                      49,476,106
                                                                                                     -----------



              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  CONSTRUCTION & ENGINEERING-.5%
              126,050             Chicago Bridge & Iron Company N.V.                                   4,764,690
                                                                                                     -----------


                                  DIVERSIFIED FINANCIAL SERVICES-.6%
              268,600             CapitalSource Inc.*                                                  6,341,646
                                                                                                     -----------


                                  ELECTRICAL EQUIPMENT-2.0%
              345,100             Rockwell Automation, Inc.                                           19,549,915
                                                                                                     -----------


                                  ELECTRONIC EQUIPMENT & INSTRUMENTS-1.7%
              712,900             Symbol Technologies, Inc.                                           13,046,070
              109,300             Trimble Navigation Limited*                                          3,886,708
                                                                                                     -----------
                                                                                                      16,932,778
                                                                                                     -----------


                                  ENERGY EQUIPMENT & SERVICES-5.4%
              328,600             BJ Services Company                                                 15,789,230
              290,500             Lone Star Technologies, Inc.*                                       11,849,495
              544,300             National-Oilwell, Inc.*                                             20,073,784
              283,100             Williams Companies, Inc. (The)                                       4,758,911
                                                                                                     -----------
                                                                                                      52,471,420
                                                                                                     -----------


                                  HEALTH CARE EQUIPMENT & SUPPLIES-3.1%
              217,450             C.R. Bard, Inc.                                                     14,743,110
              177,600             Cytyc Corporation*                                                   4,448,880
              162,850             Kinetic Concepts, Inc.*                                             10,585,250
                                                                                                     -----------
                                                                                                      29,777,240
                                                                                                     -----------


                                  HEALTH CARE PROVIDERS & SERVICES-6.0%
               75,050             American Healthways, Inc.*                                           2,340,059
              122,500             AMERIGROUP Corporation*                                              5,035,975
               81,500             Community Health Systems Inc.*                                       2,361,870
              225,750             Covance Inc.*                                                        9,594,375
              144,100             Humana Inc.*                                                         4,938,307
              226,600             Medco Health Solutions, Inc.*                                        9,646,362
              384,800             PacifiCare Health Systems, Inc.*                                    23,676,744
                                                                                                     -----------
                                                                                                      57,593,692
                                                                                                     -----------


                                  HOTELS, RESTAURANTS & LEISURE-6.0%
              279,000             Applebee's International, Inc.                                       7,772,940
              190,500             Aztar Corporation*                                                   6,139,815
               76,625             Cheesecake Factory Incorporated (The)*                               2,480,351
              140,850             Harrah's Entertainment, Inc.                                         8,907,354
              288,900             Hilton Hotels Corporation                                            6,428,025
              132,300             Kerzner International Limited*                                       7,981,659
              134,700             Penn National Gaming, Inc.*                                          8,834,973
              174,600             Royal Caribbean Cruises Ltd.                                         9,253,800
                                                                                                     -----------
                                                                                                      57,798,917
                                                                                                     -----------


                                  HOUSEHOLD DURABLES-1.6%
              277,800             Garmin Ltd.                                                         15,279,000
                                                                                                     -----------


                                  INFORMATION TECHNOLOGY SERVICES-1.4%
              238,600             Global Payments Inc.                                                13,669,393
                                                                                                     -----------


                                  INSURANCE-.7%
              203,200             UICI                                                                 6,282,943
                                                                                                     -----------


                                  INTERNET & CATALOG RETAIL-1.3%
            1,132,400             Netflix  Inc.*                                                      13,022,600
                                                                                                     -----------


                                  INTERNET SOFTWARE & SERVICES-1.4%
              326,250             Netease.com Inc. ADR*#                                              13,751,438
                                                                                                     -----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----



                                  LEISURE & ENTERTAINMENT-2.1%
              618,600             Shanda Interactive Entertainment Ltd. *                             20,290,079
                                                                                                     -----------


                                  MACHINERY-2.3%
              283,375             Joy Global Inc.                                                      7,914,664
              330,400             Pentair, Inc.                                                       14,643,328
                                                                                                     -----------
                                                                                                      22,557,992
                                                                                                     -----------


                                  MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.4%
              678,600             Patterson-UTI Energy, Inc.                                          13,198,770
                                                                                                     -----------


                                  MEDIA-3.4%
              323,500             DreamWorks Animation SKG, Inc.*                                     11,429,255
              349,300             Univision Communications Inc. Cl. A*                                 9,539,383
              361,050             XM Satellite Radio Holdings Inc. Cl. A*                             11,521,106
                                                                                                     -----------
                                                                                                      32,489,744
                                                                                                     -----------


                                  METALS & MINING-3.5%
              253,200             Peabody Energy Corporation                                          21,458,700
              367,100             Schnitzer Steel Industries, Inc. Cl. A                              12,646,595
                                                                                                     -----------
                                                                                                      34,105,295
                                                                                                     -----------


                                  OIL & GAS-1.5%
              161,400             EOG Resources, Inc.                                                 11,983,950
               88,800             Enterprise Products Partners L.P.                                    2,434,008
                                                                                                     -----------
                                                                                                      14,417,958
                                                                                                     -----------


                                  PHARMACEUTICALS-2.9%
              408,400             Elan Corporation PLC Sponsored ADR*#                                10,998,212
              295,450             Sepracor Inc.*                                                      16,893,831
                                                                                                     -----------
                                                                                                      27,892,043
                                                                                                     -----------


                                  RETAIL-1.3%
              252,500             Estee Lauder Companies Inc. Cl. A                                   11,397,850
               69,200             Saks Incorporated                                                      984,716
                                                                                                     -----------
                                                                                                      12,382,566
                                                                                                     -----------


                                  ROAD & RAIL-2.1%
              363,850             Yellow Roadway Corporation*                                         20,601,186
                                                                                                     -----------


                                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.5%
              482,200             ATI Technologies Inc.*                                               8,356,526
            1,010,400             Freescale Semiconductor Inc. Cl. A*                                 17,277,840
            1,062,450             Semiconductor Manufacturing International Corporation ADR*#         10,773,243
              477,900             Skyworks Solutions, Inc.*                                            3,627,261
              438,900             Xilinx, Inc.                                                        12,811,491
                                                                                                     -----------
                                                                                                      52,846,361
                                                                                                     -----------


                                  SOFTWARE-5.9%
              190,300             Check Point Software Technologies LTD.*                              4,620,484
              400,000             Citrix Systems, Inc.*                                                8,580,000
              497,350             Intuit Inc.*                                                        19,396,650
              344,380             PalmSource, Inc.*                                                    3,560,889
              351,900             Symantec Corporation*                                                8,216,865
              360,100             Take-Two Interactive Software, Inc.*                                12,693,525
                                                                                                     -----------
                                                                                                      57,068,413
                                                                                                     -----------


                                  SPECIALTY RETAIL-1.6%
              101,800             Abercrombie & Fitch Co. Cl. A                                        5,102,216
              334,200             PETsMART, Inc.                                                      10,102,866
                                                                                                     -----------
                                                                                                      15,205,082
                                                                                                     -----------


                                  TEXTILES, APPAREL & LUXURY GOODS-3.1%
              339,550             Fossil, Inc.*                                                        9,473,445
              241,150             Coach, Inc.*                                                        13,528,515
              166,950             Polo Ralph Lauren Corporation Cl. A                                  6,502,703
                                                                                                     -----------
                                                                                                      29,504,663
                                                                                                     -----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----


                                  WIRELESS TELECOMMUNICATION SERVICES-1.0%
              165,050             SpectraSite, Inc.*                                                   9,671,930
                                                                                                     -----------


                                  Total Common Stocks (Cost $838,909,252)                            914,858,488
                                                                                                     -----------
           PRINCIPAL
             AMOUNT
           ---------
                                  Short-Term Investments-5.9%
                                  U.S. AGENCY OBLIGATIONS
          $57,600,000             Federal Home Loan Banks, 1.80%, 2/1/05
                                  (Cost $57,600,000)                                                  57,600,000
                                                                                                     -----------


Total Investments
     (Cost $896,509,252)(a)                                                     100.5%               972,458,488
Liabilities in Excess of Other Assets                                            (0.5)                (5,133,136)
                                                                                ------               -----------
Net Assets                                                                      100.0%              $967,325,352
                                                                                ======               ===========


*    Non-income producing securities
#    American Depositary Receipts
a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $896,509,252, amounted to $75,949,236 which consisted of aggregate gross unrealized appreciation of $111,263,176 and aggregate gross unrealized depreciation of $35,313,940.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005



              SHARES              COMMON STOCKS-95.3%                                                   VALUE
              ------                                                                                    -----
                                  AEROSPACE & DEFENSE-3.4%
              12,900              General Dynamics Corporation                                       $  1,331,925
              12,200              Lockheed Martin Corporation                                             705,282
              22,600              United Technologies Corporation                                       2,275,368
                                                                                                     ------------
                                                                                                        4,312,575
                                                                                                     ------------


                                  AIR FREIGHT & LOGISTICS-1.8%
              33,700              UTI Worldwide, Inc.                                                   2,321,256
                                                                                                     ------------


                                  BIOTECHNOLOGY-6.2%
              14,200              Biogen Idec Inc.*                                                       922,432
              27,900              Genentech, Inc.*                                                      1,331,109
              23,700              Genzyme Corporation General Division*                                 1,379,577
              64,900              Gilead Sciences, Inc. *                                               2,148,190
              12,800              Onyx Pharmaceuticals, Inc.*                                             371,712
              12,700              OSI Pharmaceuticals, Inc.*                                              826,770
              41,300              Serologicals Corporation*                                               976,332
                                                                                                     ------------
                                                                                                        7,956,122
                                                                                                     ------------


                                  BUSINESS SERVICES-1.1%
              19,000              MicroStrategy Incorporated*                                           1,381,300
                                                                                                     ------------


                                  CAPITAL MARKETS-2.1%
               7,200              Investors Financial Services Corp.                                      362,952
              38,800              Merrill Lynch & Co., Inc.                                             2,330,716
                                                                                                     ------------
                                                                                                        2,693,668
                                                                                                     ------------


                                  CHEMICALS-.9%
              33,500              Lubrizol Corp.                                                        1,207,005
                                                                                                     ------------


                                  COMMERCIAL BANKS-1.6%
              28,300              East West Bancorp, Inc.                                               1,102,002
              15,800              Wells Fargo & Company                                                   968,540
                                                                                                     ------------
                                                                                                        2,070,542
                                                                                                     ------------


                                  COMMERCIAL SERVICES & SUPPLIES-1.3%
              26,600              First Marblehead Corporation (The)*                                   1,711,178
                                                                                                     ------------


                                  COMMUNICATION EQUIPMENT-3.8%
             158,600              Brocade Communications Systems, Inc.*                                   983,320
              49,000              Motorola, Inc.                                                          771,260
             138,100              Nokia Oyj ADR#                                                        2,110,168
              15,850              QUALCOMM Inc.                                                           590,254
               6,250              Research In Motion Limited*                                             445,563
                                                                                                     ------------
                                                                                                        4,900,565
                                                                                                     ------------


                                  COMPUTER TECHNOLOGY-.8%
              26,900              NAVTEQ*                                                               1,030,001
                                                                                                     ------------


                                  COMPUTERS & PERIPHERALS-1.7%
              26,400              Apple Computer, Inc.*                                                 2,030,160
               4,400              PalmOne, Inc.*                                                          113,850
                                                                                                     ------------
                                                                                                        2,144,010
                                                                                                     ------------


                                  DIVERSIFIED FINANCIAL SERVICES-1.7%
              18,400              CapitalSource Inc.*                                                     434,424
              18,800              Lehman Brothers Holdings Inc.                                         1,714,372
                                                                                                     ------------
                                                                                                        2,148,796
                                                                                                     ------------


              SHARES                                                                                    VALUE
              ------                                                                                    -----


                                  ENERGY EQUIPMENT & SERVICES-3.3%
              89,900              National-Oilwell, Inc.*                                               3,315,512
              14,300              Schlumberger Limited                                                    972,972
                                                                                                     ------------
                                                                                                        4,288,484
                                                                                                     ------------


                                  FOOD & STAPLES RETAILING-2.3%
              62,000              CVS Corporation                                                       2,873,700
               3,000              Performance Food Group Co.*                                              81,630
                                                                                                     ------------
                                                                                                        2,955,330
                                                                                                     ------------


                                  FREIGHT & LOGISTICS-1.2%
              15,800              FedEx Corp.                                                           1,511,270
                                                                                                     ------------


                                  HEALTH CARE-1.0%
              10,700              WellPoint Inc. *                                                      1,300,050
                                                                                                     ------------


                                  HEALTH CARE EQUIPMENT & SUPPLIES-2.2%
              19,200              Beckman Coulter, Inc.                                                 1,286,400
               7,600              Biomet, Inc.                                                            322,848
              19,700              Fisher Scientific International Inc.*                                 1,244,055
                                                                                                     ------------
                                                                                                        2,853,303
                                                                                                     ------------


                                  HEALTH CARE PROVIDERS & SERVICES-4.9%
              31,800              AMERIGROUP Corporation*                                               1,307,298
              45,500              Caremark Rx, Inc.*                                                    1,779,050
               8,000              CIGNA Corporation                                                       642,000
              24,800              PacifiCare Health Systems, Inc.*                                      1,525,944
              11,800              UnitedHealth Group Incorporated                                       1,049,020
                                                                                                     ------------
                                                                                                        6,303,312
                                                                                                     ------------


                                  HOTELS, RESTAURANTS & LEISURE-2.9%
             120,400              Hilton Hotels Corporation                                             2,678,900
              19,300              Royal Caribbean Cruises Ltd.                                          1,022,900
                                                                                                     ------------
                                                                                                        3,701,800
                                                                                                     ------------


                                  HOUSEHOLD DURABLES-.8%
              18,600              Garmin Ltd.                                                           1,023,000
                                                                                                     ------------


                                  HOUSEHOLD PRODUCTS-1.2%
              28,700              Procter & Gamble Company                                              1,527,701
                                                                                                     ------------


                                  INDUSTRIAL CONGLOMERATES-3.4%
              54,700              General Electric Company                                              1,976,311
              66,400              Tyco International Ltd.                                               2,399,696
                                                                                                     ------------
                                                                                                        4,376,007
                                                                                                     ------------


                                  INFORMATION TECHNOLOGY  SERVICES-1.3%
              28,900              Automatic Data Processing, Inc.                                       1,256,572
              13,800              Kanbay International Inc.*                                              371,910
                                                                                                     ------------
                                                                                                        1,628,482
                                                                                                     ------------


                                  INSURANCE-2.5%
              29,900              ACE Limited                                                           1,297,660
              18,900              American International Group, Inc.                                    1,252,881
              17,200              St. Paul Travelers Companies, Inc. (The)                                645,688
                                                                                                     ------------
                                                                                                        3,196,229
                                                                                                     ------------


                                  INTERNET & CATALOG RETAIL-.3%
               4,700              eBay Inc.*                                                              383,050
                                                                                                     ------------


                                  INTERNET SOFTWARE & SERVICES-6.5%
              10,200              Google Inc. Cl. A*                                                    1,995,426
              44,700              Netease.com Inc. ADR*#                                                1,884,105
              37,200              VeriSign, Inc.*                                                         961,248
              98,200              Yahoo! Inc. *                                                         3,457,622
                                                                                                     ------------
                                                                                                        8,298,401
                                                                                                     ------------


              SHARES                                                                                    VALUE
              ------                                                                                    -----


                                  LEISURE & ENTERTAINMENT-1.9%
              75,700              Shanda Interactive Entertainment Ltd. *                               2,482,960
                                                                                                     ------------

                                  MACHINERY - OIL WELL EQUIPMENT & SERVICES-.4%
              26,500              Patterson-UTI Energy, Inc.                                              515,425
                                                                                                     ------------

                                  MEDIA-3.8%
              83,600              News Corporation Cl. A                                                1,421,200
             131,300              Time Warner Inc.*                                                     2,363,400
              28,900              Viacom Inc. Cl. B                                                     1,079,126
                                                                                                     ------------
                                                                                                        4,863,726
                                                                                                     ------------


                                  METALS & MINING-1.5%
              23,500              Peabody Energy Corporation                                            1,991,625
                                                                                                     ------------

                                  OIL & GAS-1.5%
              20,300              BP PLC Sponsored ADR#                                                 1,210,286
              24,500              Talisman Energy Inc.                                                    730,100
                                                                                                     ------------
                                                                                                        1,940,386
                                                                                                     ------------


                                  PHARMACEUTICALS-8.6%
              14,100              Abbott Laboratories                                                     634,782
               5,800              Eli Lilly and Company                                                   314,592
             101,775              IVAX Corporation*                                                     1,529,678
              41,000              Johnson & Johnson                                                     2,652,700
              23,700              Novartis AG ADR#                                                      1,134,756
              70,430              Pfizer Inc.                                                           1,701,589
              24,800              Sanofi-Aventis ADR#                                                     923,056
              17,900              Sepracor Inc.*                                                        1,023,522
              29,300              Wyeth                                                                 1,161,158
                                                                                                     ------------
                                                                                                       11,075,833
                                                                                                     ------------


                                  ROAD & RAIL-1.2%
              32,000              Burlington Northern Santa Fe Corporation                              1,541,760
                                                                                                     ------------


                                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.0%
             101,800              ATI Technologies Inc.*                                                1,764,194
              22,200              Broadcom Corporation Cl. A *                                            706,626
              42,100              Intel Corporation                                                       945,145
               9,800              Sigmatel Incorporated*                                                  386,218
             180,000              Skyworks Solutions, Inc.*                                             1,366,200
                                                                                                     ------------
                                                                                                        5,168,383
                                                                                                     ------------


                                  SOFTWARE-6.7%
              78,800              Check Point Software Technologies Ltd.*                               1,913,264
              21,700              Cognos, Inc.*                                                           897,729
              21,700              Mercury Interactive Corporation*                                        949,809
             119,100              Microsoft Corporation                                                 3,129,948
             122,500              Oracle Corporation*                                                   1,686,825
                                                                                                     ------------
                                                                                                        8,577,575
                                                                                                     ------------


                                  SPECIALTY RETAIL-3.3%
              13,200              Abercrombie & Fitch Co. Cl. A                                           661,584
              40,300              Bed Bath & Beyond Inc.*                                               1,623,687
              22,850              Lowe's Companies, Inc.                                                1,302,222
              18,500              Tractor Supply Company*                                                 662,300
                                                                                                     ------------
                                                                                                        4,249,793
                                                                                                     ------------


                                  TEXTILES, APPAREL & LUXURY GOODS-1.2%
              28,000              Coach, Inc.*                                                          1,570,800
                                                                                                     ------------



              SHARES                                                                                     VALUE
              ------                                                                                     -----


                                  WIRELESS TELECOMMUNICATION SERVICES-1.0%
              23,000              SpectraSite, Inc.*                                                    1,347,800
                                                                                                     ------------

                                  Total Common Stocks (Cost $112,845,398)                             122,549,503
                                                                                                     ------------

           PRINCIPAL
             AMOUNT               SHORT-TERM INVESTMENTS-3.0%
           ---------
                                  U.S AGENCY OBLIGATIONS
       $3,900,000                 Federal Home Loan Banks, 1.80%, 2/1/05
                                  (Cost $3,900,000)                                                     3,900,000
                                                                                                     ------------

Total Investments
(Cost $116,745,398)(a)                                                            98.3%               126,449,503
Other Assets in Excess of Liabilities                                              1.7                  2,202,583
                                                                                 ------              ------------
Net Assets                                                                       100.0%              $128,652,086
                                                                                 ======              ============


*    Non-income producing securities
#    American Depositary Receipts
a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $116,745,398, amounted to $9,704,105 which consisted of aggregate gross unrealized appreciation of $12,789,162 and aggregate gross unrealized depreciation of $3,085,057.

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005


              SHARES              COMMON STOCKS--62.6%                                                  VALUE
              ------                                                                                    -----

                                  BEVERAGES--1.3%
              250                 Coca-Cola Company                                                  $   10,373
              200                 PepsiCo, Inc.                                                          10,740
                                                                                                     ----------
                                                                                                         21,113
                                                                                                     ----------


                                  BIOTECHNOLOGY--2.7%
              100                 Biogen Idec Inc.*                                                       6,496
              150                 Genzyme Corporation General Division*                                   8,732
              400                 Gilead Sciences, Inc. *                                                13,240
              100                 ImClone Systems Incorporated*                                           4,194
              175                 OSI Pharmaceuticals, Inc.*                                             11,393
                                                                                                     ----------
                                                                                                         44,055
                                                                                                     ----------


                                  CAPITAL MARKETS--1.5%
              100                 Affiliated Managers Group, Inc.*                                        6,341
              200                 Merrill Lynch & Co., Inc.                                              12,014
              100                 T. Rowe Price Group Inc.                                                5,985
                                                                                                     ----------
                                                                                                         24,340
                                                                                                     ----------


                                  CHEMICALS--.9%
              300                 Dow Chemical Company (The)                                             14,910
                                                                                                     ----------


                                  COMMERCIAL BANKS--.5%
              125                 Wells Fargo & Company                                                   7,662
                                                                                                     ----------


                                  COMMUNICATION EQUIPMENT--2.1%
              600                 Avaya Inc.*                                                             8,610
              330                 Cisco Systems, Inc.*                                                    5,953
              550                 Nokia Oyj ADR#                                                          8,404
              150                 Research In Motion Limited*                                            10,694
                                                                                                     ----------
                                                                                                         33,661
                                                                                                     ----------


                                  COMPUTERS & PERIPHERALS--1.5%
              250                 Apple Computer, Inc.*                                                  19,225
              400                 EMC Corporation*                                                        5,240
                                                                                                     ----------
                                                                                                         24,465
                                                                                                     ----------


                                  CONSUMER PRODUCTS--.3%
              150                 Eastman Kodak Company                                                   4,963
                                                                                                     ----------


                                  DIVERSIFIED FINANCIAL SERVICES--2.0%
              200                 Lehman Brothers Holdings Inc.                                          18,238
              550                 MBNA Corporation                                                       14,619
                                                                                                     ----------
                                                                                                         32,857


                                  ELECTRONIC EQUIPMENT & INSTRUMENTS--.6%
              550                 Symbol Technologies, Inc.                                              10,065
                                                                                                     ----------


                                  ENERGY EQUIPMENT & SERVICES--4.6%
              350                 BJ Services Company                                                    16,818
              550                 National-Oilwell, Inc.*                                                20,284
              250                 Schlumberger Limited                                                   17,010
              450                 Transocean Inc.*                                                       19,800
                                                                                                     ----------
                                                                                                         73,912
                                                                                                     ----------


                                  FOOD & STAPLES RETAILING--1.8%
              350                 CVS Corporation                                                        16,223
              250                 Wal-Mart Stores, Inc.                                                  13,100
                                                                                                     ----------
                                                                                                         29,323
                                                                                                     ----------


              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  FREIGHT & LOGISTICS--.9%
              150                 FedEx Corp.                                                            14,347
                                                                                                     ----------


                                  HEALTH CARE--1.1%
              150                 WellPoint Inc. *                                                       18,225
                                                                                                     ----------


                                  HEALTH CARE PROVIDERS & SERVICES--2.2%
              250                 Caremark Rx, Inc.*                                                      9,775
              150                 CIGNA Corporation                                                      12,037
              150                 Humana Inc.*                                                            5,141
              150                 PacifiCare Health Systems, Inc.*                                        9,230
                                                                                                     ----------
                                                                                                         36,183
                                                                                                     ----------


                                  HOTELS, RESTAURANTS & LEISURE--3.6%
              100                 Carnival Corporation                                                    5,760
              150                 Harrah's Entertainment, Inc.                                            9,486
              900                 Hilton Hotels Corporation                                              20,025
              150                 MGM MIRAGE*                                                            10,772
              200                 Starwood Hotels & Resorts Worldwide, Inc.                              11,578
                                                                                                     ----------
                                                                                                         57,621
                                                                                                     ----------


                                  HOUSEHOLD PRODUCTS--.7%
              200                 Procter & Gamble Company                                               10,645
                                                                                                     ----------


                                  INDUSTRIAL CONGLOMERATES--3.5%
              250                 3M Co.                                                                 21,090
              300                 General Electric Company                                               10,839
              700                 Tyco International Ltd.                                                25,298
                                                                                                     ----------
                                                                                                         57,227
                                                                                                     ----------


                                  INFORMATION TECHNOLOGY SERVICES--.7%
              250                 Automatic Data Processing, Inc.                                        10,870
                                                                                                     ----------


                                  INSURANCE--1.2%
              200                 ACE Limited                                                             8,680
              150                 American International Group, Inc.                                      9,944
                                                                                                     ----------
                                                                                                         18,624

                                  INTERNET & CATALOG RETAIL--1.6%
              900                 Netflix  Inc.*                                                         10,350
              180                 eBay Inc.*                                                             14,670
                                                                                                     ----------
                                                                                                         25,020
                                                                                                     ----------


                                  INTERNET SOFTWARE & SERVICES--2.2%
              100                 Google Inc. Cl. A*                                                     19,563
              450                 Yahoo! Inc. *                                                          15,845
                                                                                                     ----------
                                                                                                         35,408
                                                                                                     ----------


                                  MACHINERY--1.2%
              150                 Caterpillar Inc.                                                       13,365
              100                 Danaher Corporation                                                     5,488
                                                                                                     ----------
                                                                                                         18,853
                                                                                                     ----------

                                  MEDIA--4.8%
              600                 Disney (Walt) Company                                                  17,178
              900                 News Corporation Cl. A                                                 15,300
              650                 Time Warner Inc.*                                                      11,700
              100                 Univision Communications Inc. Cl. A*                                    2,731
              150                 Viacom Inc. Cl. B                                                       5,601
              800                 XM Satellite Radio Holdings Inc. Cl. A*                                25,528
                                                                                                     ----------
                                                                                                         78,038
                                                                                                     ----------



              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  METALS & MINING--1.0%
              200                 Peabody Energy Corporation                                             16,950
                                                                                                     ----------


                                  MULTILINE RETAIL--2.4%
              150                 Federated Department Stores, Inc.                                       8,520
              250                 Kohl's Corporation*                                                    11,752
              350                 Target Corporation                                                     17,770
                                                                                                     ----------
                                                                                                         38,042
                                                                                                     ----------


                                  OIL & GAS--1.8%
              250                 BP PLC Sponsored ADR#                                                  14,905
              100                 EOG Resources, Inc.                                                     7,425
              300                 Sasol ADR#                                                              6,117
                                                                                                     ----------
                                                                                                         28,447
                                                                                                     ----------


                                  PERSONAL PRODUCTS--1.7%
              550                 Gillette Company                                                       27,895
                                                                                                     ----------


                                  PHARMACEUTICALS--3.7%
              200                 Abbott Laboratories                                                     9,004
              300                 Johnson & Johnson                                                      19,410
              550                 Sanofi-Aventis ADR#                                                    20,471
              200                 Sepracor Inc.*                                                         11,436
                                                                                                     ----------
                                                                                                         60,321
                                                                                                     ----------


                                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
              200                 Analog Devices, Inc.                                                    7,178
              400                 Freescale Semiconductor Inc. Cl. A*                                     6,840
              700                 Intel Corporation                                                      15,715
              250                 Linear Technology Corporation                                           9,435
                                                                                                     ----------
                                                                                                         39,168
                                                                                                     ----------


                                  SOFTWARE--4.2%
              400                 Intuit Inc.*                                                           15,600
            1,150                 Microsoft Corporation                                                  30,222
              700                 Oracle Corporation*                                                     9,639
              500                 Symantec Corporation*                                                  11,675
                                                                                                     ----------
                                                                                                         67,136
                                                                                                     ----------


                                  SPECIALTY RETAIL--1.4%
              200                 Bed Bath & Beyond Inc.*                                                 8,058
              250                 Lowe's Companies,  Inc.                                                14,248
                                                                                                     ----------
                                                                                                         22,306
                                                                                                     ----------


                                  WIRELESS TELECOMMUNICATION SERVICES--.5%
              350                 Sprint Corporation                                                      8,340
                                                                                                     ----------


                                  Total Common Stocks (Cost $967,837)                                 1,010,992
                                                                                                     ----------

              PRINCIPAL
               AMOUNT             CORPORATE BONDS--12.3%
              ---------
                                  AEROSPACE & DEFENSE--.3%
               $5,000             United Technologies,   4.875%, 11/1/06                                  5,116
                                                                                                     ----------


                                  AUTOMOTIVE--1.0%
                4,000             General Motors Acceptance Corp., 4.50%, 7/15/06                         3,985
               12,000             General Motors Acceptance, 6.875%, 9/15/11                             12,066
                                                                                                     ----------
                                                                                                         16,051

                                  CABLE--.4%
                6,000             Cox Communications, Inc., 5.45%, 12/15/14(a)                            6,066
                                                                                                     ----------


                                  CAPITAL MARKETS--.2%
                3,000             J.P. Morgan Chase & Co., 3.625%, 5/1/08                                 2,969
                                                                                                     ----------



             PRINCIPAL
              AMOUNT                                                                                    VALUE
             ---------                                                                                  -----


                                  COMMERCIAL BANKS--1.3%
                4,000             Associates Corp. North America, 6.95%, 11/1/18                          4,699
                5,000             Bank of America Corp., 5.375%, 6/15/14                                  5,275
               10,000             Wells Fargo & Co. Sr. Global, 6.375%, 8/1/11                           11,079
                                                                                                     ----------
                                                                                                         21,053
                                                                                                     ----------


                                  COMMUNICATION SERVICES--1.0%
               15,000             AT&T Wireless Services Inc., 7.50%, 5/1/07                             16,197
                                                                                                     ----------


                                  COMPUTERS & PERIPHERALS--.4%
                5,000             International Business Machines Corp., 6.50%, 1/15/28                   5,839
                                                                                                     ----------


                                  CONSUMER PRODUCTS--1.0%
               15,000             Eastman Kodak Company, 7.25%, 11/15/13                                 16,205
                                                                                                     ----------


                                  DIVERSIFIED TELECOMMUNICATION SERVICES--.4%
                6,000             Verizon New York Inc., Series A, 6.875%, 4/1/12                         6,743
                                                                                                     ----------


                                  ELECTRIC UTILITIES--.7%
               10,000             General Electric Capital Corp., 6.75%, 3/15/32                         11,875
                                                                                                     ----------


                                  FINANCIAL SERVICES--1.9%
               10,000             John Deere Capital Corp., 4.125%, 1/15/10                               9,989
               20,000             Merrill Lynch & Co., 5.00%, 1/15/15                                    20,101
                                                                                                     ----------
                                                                                                         30,090


                                  FOOD CHAINS--.2%
                3,000             Fred Meyer,Inc., Sr. Notes, 7.45%, 3/1/08                               3,288
                                                                                                     ----------


                                  FOOD PRODUCTS--.3%
                5,000             Kellogg Co. Senior Note, 2.875%, 6/1/08                                 4,841
                                                                                                     ----------


                                  HEALTH CARE PROVIDERS & SERVICES--.3%
                5,000             UnitedHealth Group, 4.75%, 2/10/14                                      4,998
                                                                                                     ----------


                                  INDUSTRIAL CONGLOMERATES--.7%
               10,000             Tyco International Group SA, 6.00%, 11/15/13                           10,922
                                                                                                     ----------


                                  INSURANCE--.6%
               10,000             Berkshire Hathaway, 4.85%, 1/15/15(a)                                  10,107
                                                                                                     ----------


                                  LEASING--.9%
               14,000             International Lease Finance Corp., 4.75%, 1/13/12                      14,077
                                                                                                     ----------


                                  MEDIA--.5%
                3,000             Comcast Corporation, 6.50%, 1/15/15                                     3,352
                5,000             Liberty Media Corporation Floating
                                  Rate Note, 3.99%, 9/17/06                                               5,060
                                                                                                     ----------
                                                                                                          8,412



             PRINCIPAL
              AMOUNT                                                                                    VALUE
             ---------                                                                                  -----


                                  UTILITIES--.2%
                4,000             Southern California Edison Co.,
                                       5.00%, 1/15/14                                                     4,093
                                                                                                     ----------


                                  Total Corporate Bonds (Cost $197,558)                                 198,942
                                                                                                     ----------


                                  U.S. GOVERNMENT & AGENCY OBLIGATIONS----22.1%
                                  Federal National Mortgage Association,
               25,000                  3.125%, 7/15/06                                                   24,937
               20,000                  3.80%, 1/18/08                                                    19,991
                7,000                  3.25%, 8/15/08                                                     6,880
                5,000                  4.25%, 5/15/09                                                     5,075
               20,000                  4.30%, 1/19/10                                                    20,096
               15,000                  4.125%, 4/15/14                                                   14,682
                5,000                  6.625%, 11/15/30                                                   6,192
                                  Federal Home Loan Mortgage Corporation,
               20,000                  4.125%, 11/18/09                                                  20,023
               15,000                  4.30%, 2/3/11                                                     14,923
               10,000                  4.50%,  1/15/14                                                   10,065
                                  U.S. Treasury Bonds,
                5,000                  7.50%, 11/15/16                                                    6,456
               30,000                  5.375%,  2/15/31                                                  33,568
                                  U.S. Treasury Notes,
               17,000                  3.50%, 11/15/06                                                   17,085
               73,000                  3.25%, 8/15/07                                                    72,835
               20,000                  3.00%, 11/15/07                                                   19,795
                5,000                  3.125%, 9/15/08                                                    4,934
               20,000                  3.50%, 11/15/09                                                   19,853
               27,000                  4.375%, 8/15/12                                                   27,713
               10,000                  4.75%, 5/15/14                                                    10,483
                                                                                                     ----------

                                  Total U.S. Government & Agency Obligations
                                       (Cost $354,487)                                                  355,586
                                                                                                     ----------

                                  Total Investments (Cost $1,519,882)(b)        97.0%                 1,565,520
                                  Other Assets in Excess of Liabilities          3.0                     49,143
                                                                               ------                ----------
                                  Net Assets                                   100.0%                $1,614,663
                                                                               ======                ==========



*    Non-income producing securities.
#    American Depositary Receipt.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 1.0% of net assets of the Fund.
(b) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,519,882, amounted to $45,638 which consisted of aggregate gross unrealized appreciation of $75,331 and aggregate gross unrealized depreciation of $29,693.

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005


              SHARES              Common Stocks-87.4%                                                   VALUE
              ------                                                                                    -----

                                  AIR FREIGHT & LOGISTICS-1.6%
              350                 UTI Worldwide, Inc.                                                $   24,108
                                                                                                     ----------


                                  BIOTECHNOLOGY-6.7%
              250                 Biogen Idec Inc.*                                                      16,240
              300                 Genentech, Inc.*                                                       14,313
              300                 Genzyme Corporation General Division*                                  17,463
              800                 Gilead Sciences, Inc. *                                                26,480
              150                 Onyx Pharmaceuticals, Inc.*                                             4,356
              200                 OSI Pharmaceuticals, Inc.*                                             13,020
              500                 Serologicals Corporation*                                              11,820
                                                                                                     ----------
                                                                                                        103,692
                                                                                                     ----------


                                  BUSINESS SERVICES-.9%
              200                 MicroStrategy Incorporated*                                            14,540
                                                                                                     ----------


                                  CAPITAL MARKETS-2.1%
              100                 Investors Financial Services Corp.                                      5,041
              450                 Merrill Lynch & Co., Inc.                                              27,031
                                                                                                     ----------
                                                                                                         32,072
                                                                                                     ----------


                                  CHEMICALS-1.0%
              450                 Lubrizol Corporation                                                   16,213
                                                                                                     ----------


                                  COMMERCIAL BANKS-2.2%
              650                 East West Bancorp, Inc.                                                25,311
              150                 Wells Fargo & Company                                                   9,195
                                                                                                     ----------
                                                                                                         34,506

                                  COMMERCIAL SERVICES & SUPPLIES-1.3%
              300                 First Marblehead Corporation (The)*                                    19,299
                                                                                                     ----------

                                  COMMUNICATION EQUIPMENT-3.8%
            1,900                 Brocade Communications Systems, Inc.*                                  11,780
              600                 Motorola, Inc.                                                          9,444
            1,750                 Nokia Oyj ADR#                                                         26,740
              200                 QUALCOMM Inc.                                                           7,448
               50                 Research In Motion Limited*                                             3,564
                                                                                                     ----------
                                                                                                         58,976
                                                                                                     ----------

                                  COMPUTER TECHNOLOGY-.7%
              300                 NAVTEQ*                                                                11,487
                                                                                                     ----------

                                  COMPUTERS & PERIPHERALS-1.6%
              300                 Apple Computer, Inc.*                                                  23,070
               50                 PalmOne, Inc.*                                                          1,294
                                                                                                     ----------
                                                                                                         24,364
                                                                                                     ----------

                                  DIVERSIFIED FINANCIAL SERVICES-1.5%
              200                 CapitalSource Inc.*                                                     4,722
              200                 Lehman Brothers Holdings Inc.                                          18,238
                                                                                                     ----------
                                                                                                         22,960
                                                                                                     ----------



              SHARES                                                                                    VALUE
              ------                                                                                    -----


                                  ENERGY EQUIPMENT & SERVICES-4.5%
              600                 Lone Star Technologies, Inc.*                                          24,474
              850                 National-Oilwell, Inc.*                                                31,348
              200                 Schlumberger Limited                                                   13,608
                                                                                                     ----------
                                                                                                         69,430
                                                                                                     ----------

                                  FOOD & STAPLES RETAILING-2.2%
              725                 CVS Corporation                                                        33,604
                                                                                                     ----------


                                  FREIGHT & LOGISTICS-.9%
              150                 FedEx Corp.                                                            14,348
                                                                                                     ----------


                                  HEALTH CARE-1.2%
              150                 WellPoint Inc. *                                                       18,225
                                                                                                     ----------


                                  HEALTH CARE EQUIPMENT & SUPPLIES-2.1%
              250                 Beckman Coulter, Inc.                                                  16,750
              250                 Fisher Scientific International Inc.*                                  15,787
                                                                                                     ----------
                                                                                                         32,537
                                                                                                     ----------

                                  HEALTH CARE PROVIDERS & SERVICES-3.5%
              400                 AMERIGROUP Corporation*                                                16,444
              100                 CIGNA Corporation                                                       8,025
              300                 PacifiCare Health Systems, Inc.*                                       18,459
              120                 UnitedHealth Group Incorporated                                        10,668
                                                                                                     ----------
                                                                                                         53,596

                                  HOTELS, RESTAURANTS & LEISURE-2.9%
              200                 Royal Caribbean Cruises Ltd.                                           10,600
            1,550                 Hilton Hotels Corporation                                              34,487
                                                                                                     ----------
                                                                                                         45,087

                                  HOUSEHOLD DURABLES-.7%
              200                 Garmin Ltd.                                                            11,000
                                                                                                     ----------


                                  HOUSEHOLD PRODUCTS-1.2%
              350                 Procter & Gamble Company                                               18,630
                                                                                                     ----------

                                  INDUSTRIAL CONGLOMERATES-2.2%
              950                 Tyco International Ltd.                                                34,333
                                                                                                     ----------


                                  INFORMATION TECHNOLOGY  SERVICES-1.3%
              350                 Automatic Data Processing, Inc.                                        15,218
              150                 Kanbay International Inc.*                                              4,043
                                                                                                     ----------
                                                                                                         19,261
                                                                                                     ----------

                                  INSURANCE-2.5%
              350                 ACE Limited                                                            15,190
              250                 American International Group, Inc.                                     16,572
              200                 St. Paul Travelers Companies, Inc. (The)                                7,508
                                                                                                     ----------
                                                                                                         39,270
                                                                                                     ----------

                                  INTERNET & CATALOG RETAIL-.3%
               50                 eBay Inc.*                                                              4,075
                                                                                                     ----------

                                  INTERNET SOFTWARE & SERVICES-6.6%
              800                 aQuantive, Inc.*                                                        7,416
              100                 Google Inc. Cl. A*                                                     19,563
              550                 Netease.com Inc. ADR*%                                                 23,182
              450                 VeriSign, Inc.*                                                        11,628
            1,150                 Yahoo! Inc. *                                                          40,491
                                                                                                     ----------
                                                                                                        102,280
                                                                                                     ----------



              SHARES                                                                                    VALUE
              ------                                                                                    -----


                                  LEISURE & ENTERTAINMENT-1.9%
              900                 Shanda Interactive Entertainment Ltd. *                                29,520
                                                                                                     ----------

                                  MACHINERY - OIL WELL EQUIPMENT & SERVICES-.4%
              300                 Patterson-UTI Energy, Inc.                                              5,835
                                                                                                     ----------

                                  MEDIA-3.8%
            1,000                 News Corporation Cl. A                                                 17,000
            1,600                 Time Warner Inc.*                                                      28,800
              350                 Viacom Inc. Cl. B                                                      13,069
                                                                                                     ----------
                                                                                                         58,869
                                                                                                     ----------

                                  METALS & MINING-1.6%
              300                 Peabody Energy Corporation                                             25,425
                                                                                                     ----------

                                  OIL & GAS-1.5%
              250                 BP PLC Sponsored ADR#                                                  14,905
              300                 Talisman Energy Inc.                                                    8,940
                                                                                                     ----------
                                                                                                         23,845
                                                                                                     ----------

                                  PHARMACEUTICALS-6.5%
              600                 Abbott Laboratories                                                    27,012
               50                 Eli Lilly and Company                                                   2,712
            1,100                 IVAX Corporation*                                                      16,533
              250                 Novartis AG ADR#                                                       11,970
              800                 Pfizer Inc.                                                            19,328
              300                 Sanofi-Aventis ADR#                                                    11,166
              200                 Sepracor Inc.*                                                         11,436
                                                                                                     ----------
                                                                                                        100,157
                                                                                                     ----------


                                  ROAD & RAIL-1.1%
              350                 Burlington Northern Santa Fe Corporation                               16,863
                                                                                                     ----------

                                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.9%
            1,200                 ATI Technologies Inc.*                                                 20,796
              250                 Broadcom Corporation Cl. A *                                            7,958
              500                 Intel Corporation                                                      11,225
              100                 Sigmatel Incorporated*                                                  3,941
            2,150                 Skyworks Solutions, Inc.*                                              16,319
                                                                                                     ----------
                                                                                                         60,239
                                                                                                     ----------

                                  SOFTWARE-6.7%
              950                 Check Point Software Technologies Ltd.*                                23,066
              250                 Cognos, Inc.*                                                          10,343
              250                 Mercury Interactive Corporation*                                       10,943
            1,450                 Microsoft Corporation                                                  38,106
            1,450                 Oracle Corporation*                                                    19,967
                                                                                                     ----------
                                                                                                        102,425
                                                                                                     ----------

                                  SPECIALTY RETAIL-3.1%
              350                 Abercrombie & Fitch Co. Cl. A                                          17,542
              400                 Bed Bath & Beyond Inc.*                                                16,116
              250                 Lowe's Companies,  Inc.                                                14,248
                                                                                                     ----------
                                                                                                         47,906
                                                                                                     ----------


                                  TEXTILES, APPAREL & LUXURY GOODS-.7%
              200                 Coach, Inc.*                                                           11,220
                                                                                                     ----------



              SHARES                                                                                    VALUE
              ------                                                                                    -----

                                  WIRELESS TELECOMMUNICATION SERVICES-.8%
              200                 SpectraSite, Inc.*                                                     11,720
                                                                                                     ----------


                                  Total Common Stocks (Cost $1,243,932)                               1,351,917
                                                                                                     ----------



Total Investments (Cost $1,243,932)(a)                                             87.4%              1,351,917
Other Assets in Excess of Liabilities                                              12.6                 194,457
                                                                                 -------             ----------
Net Assets                                                                        100.0%             $1,546,374
                                                                                 =======             ==========



*    Non-income producing securities

#    American Depositary Receipts

(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,243,932, amounted to $107,985 which consisted of aggregate gross unrealized appreciation of $143,531 and aggregate gross unrealized depreciation of $35,546.

ITEM 2.  Controls and Procedures.
(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Institutional Funds


By /s/Dan C. Chung


Dan C. Chung


President


Date: March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Dan C. Chung


Dan C. Chung


President


Date: March 11, 2005


By /s/Frederick A. Blum


Frederick A. Blum


Treasurer


Date: March 11, 2005